Total Invested Assets and Related Net Investment Income - Fair Values of Derivative Financial Instruments by Major Class (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets, at fair value	$ 177,789	$ 175,070
Interest rate contracts
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(366)	(340)
Foreign exchange contracts
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(1,018)	(1,382)
Other contracts
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(8)	(22)
Derivatives
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(1,392)	(1,744)
Interest rate contracts
Disclosure of financial assets [line items]
Financial assets, at fair value	942	1,409
Foreign exchange contracts
Disclosure of financial assets [line items]
Financial assets, at fair value	527	659
Other contracts
Disclosure of financial assets [line items]
Financial assets, at fair value	114	92
Derivatives
Disclosure of financial assets [line items]
Financial assets, at fair value	$ 1,583	$ 2,160